Options (Details 1) - $ / shares	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Dec. 31, 2018
Options
Options outstanding, ending	2,353,829	1,697,638
Expired	(44,900)	(329,694)
Cancelled	(156,572)		(28,432)
Forfeited	(6,666)		(60,390)
Options exercisable	1,489,500	1,231,309		1,122,189
Weighted average exercise price outstanding, ending		$ 2.92	$ 8.35
Expired	$ 0.00		31.54
Cancelled		0.38
Forfeited	0.00	0.35	1.41
Weighted average exercise price exercisable				$ 8.35
Weighted average grant date fair value, ending		1.99	4.30
Expired	0.00	19.68	14.27
Cancelled		0.78
Forfeited	$ 0.00	0.22	0.80
Weighted average grant date fair value exercisable		$ 2.64	$ 4.30